Annual Fund Operating Expenses - COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC. - Preferred Securities and Income SMA Shares	Mar. 01, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	none	[1]
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.15%
Component2 Other Expenses	none
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	0.16%
Fee Waiver or Reimbursement	(0.15%)	[3]
Net Expenses (as a percentage of Assets)	0.01%	[3]

[1]

The Advisor does not charge a management fee to the Fund. Shareholders should be aware, however, that the Fund is an integral part of certain SMA programs, and the Advisor is compensated directly or indirectly by Sponsors or Program Participants and certain non-program SMA clients of the Advisor for managed account advisory services.

[2]

The Fund may invest a portion of its assets in other investment companies (the “Acquired Funds”). The Fund’s shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Fund invests. “Acquired Fund Fees and Expenses” in the table is an estimate of those expenses. The estimate for the fiscal year ended October 31, 2020 is based upon the average allocation of the Fund’s investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) as disclosed in each Acquired Funds’ most recent prospectus. Actual Acquired Fund Fees and Expenses incurred by the Fund may vary with changes in the allocation of Fund assets among the Acquired Funds and with other events that directly affect the fees and expenses of the Acquired Funds.

Since “Acquired Fund Fees and Expenses” are not directly borne by the Fund, they are not reflected in the Fund’s financial statements, with the result that the information presented in the table will differ from that presented in the Financial Highlights.
[3]	The Advisor has contractually agreed to reimburse the Fund so that the total annual Fund operating expenses (excluding acquired fund fees and expenses, interest, taxes, extraordinary expenses, and other expenses approved by the Board of Directors) do not exceed 0.00%. This contractual agreement is currently expected to remain in place for the life of the Fund, can only be amended or terminated by agreement of the Fund’s Board of Directors and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the Advisor.